Note 36 - Transactions on behalf of third parties (Notes)	12 Months Ended
Dec. 31, 2020
Transactions On Behalf Of Third Parties Abstract
Transactions On Behalf Of Third Parties Explanatory

36. Transactions on behalf of third parties

As of December 31, 2020, 2019 and 2018 the details of the relevant transactions on behalf of third parties are as follows:

Transactions on behalf of third parties. Breakdown by concepts (Millions of Euros)
	2020	2019	2018
Financial instruments entrusted to BBVA by third parties	357.022	693.497	689.157
Conditional bills and other securities received for collection	10.459	13.133	13.484
Securities lending	5.285	7.129	4.866
Total	372.766	713.759	707.508